April 6, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Mercury Global Holdings, Inc.
	Post-Effective Amendment No. 22 to the Registration
	Statement on Form N-1A (Securities Act File
	No. 002-89834, Investment Company Act No. 811-4351)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Mercury Global Holdings
	Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
	Information that would have been filed pursuant to
	Rule 497(c) under the 1933 Act would not have
	differed from that contained in Post-Effective Amendment
	No. 22 to the Fund's Registration Statement on Form N-1A:
	and
(2)	the text of Post-Effective Amendment No. 22 to the Fund's
	Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 27, 2001.

Very truly yours,

Mercury Global Holdings, Inc.




______________________
Robert Harris
Secretary